Segment information (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Consolidated profit before taxes	$ 5,083	$ 5,128	$ 8,236
Restructuring costs	(441)	(200)	(94)
Reportable segments
Segment Reporting Information
Consolidated profit before taxes	7,647	7,351	10,316
Reportable segments | Construction Industries
Segment Reporting Information
Consolidated profit before taxes	2,207	1,374	1,846
Reportable segments | Resource Industries
Segment Reporting Information
Consolidated profit before taxes	501	1,586	4,285
Reportable segments | Energy & Transportation
Segment Reporting Information
Consolidated profit before taxes	4,038	3,401	3,422
Reportable segments | Financial Products Segment
Segment Reporting Information
Consolidated profit before taxes	901	990	763
All Other operating segments
Segment Reporting Information
Consolidated profit before taxes	850	736	994
Business
Segment Reporting Information
Consolidated profit before taxes	8,497	8,087
Restructuring costs	(432)	(197)
Consolidated profit before taxes with restructuring costs	8,065	7,890
Business | Reportable segments | Construction Industries
Segment Reporting Information
Consolidated profit before taxes	2,207	1,374
Restructuring costs	(293)	(33)
Consolidated profit before taxes with restructuring costs	1,914	1,341
Business | Reportable segments | Resource Industries
Segment Reporting Information
Consolidated profit before taxes	501	1,586
Restructuring costs	(72)	(105)
Consolidated profit before taxes with restructuring costs	429	1,481
Business | Reportable segments | Energy & Transportation
Segment Reporting Information
Consolidated profit before taxes	4,038	3,401
Restructuring costs	(31)	(32)
Consolidated profit before taxes with restructuring costs	4,007	3,369
Business | Reportable segments | Financial Products Segment
Segment Reporting Information
Consolidated profit before taxes	901	990
Restructuring costs	0	0
Consolidated profit before taxes with restructuring costs	901	990
Business | All Other operating segments | All Other
Segment Reporting Information
Consolidated profit before taxes	850	736
Restructuring costs	(36)	(27)
Consolidated profit before taxes with restructuring costs	$ 814	$ 709